UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2011

1.804856.107

SPU-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.0%
	Yield (a)	Principal Amount	Value
Other Government Related - 2.0%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
10/18/11	0.20% (b)	$ 12,000,000	$ 11,994,800
Federal Agencies - 49.6%

Fannie Mae - 8.3%
10/20/11 to 9/17/12	0.09 to 0.21 (c)	50,000,000	50,096,780
Federal Farm Credit Bank - 0.2%
11/29/12	0.14 (c)	1,000,000	999,664
Federal Home Loan Bank - 35.0%
8/1/11 to 11/15/12	0.09 to 0.39 (c)	211,500,000	211,569,363
Freddie Mac - 6.1%
8/16/11 to 11/2/12	0.09 to 0.35 (c)	37,000,000	37,007,252
TOTAL FEDERAL AGENCIES			299,673,059
U.S. Treasury Obligations - 11.2%

U.S. Treasury Bills - 6.1%
9/22/11 to 1/26/12	0.07 to 0.18	37,000,000	36,989,059
U.S. Treasury Notes - 5.1%
9/30/11 to 5/15/12	0.07 to 0.33	31,000,000	31,111,130
TOTAL U.S. TREASURY OBLIGATIONS			68,100,189
Repurchase Agreements - 38.4%
	Maturity Amount
In a joint trading account at 0.21% dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 196,226,461	196,223,000
With:
Barclays Capital, Inc. at 0.15%, dated 7/27/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $2,040,044, 3.5% - 5.29%, 7/1/26 - 10/1/38)	2,000,758	2,000,000
BNP Paribas Securities Corp. at 0.21%, dated 2/11/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $2,042,035, 1.75% - 2.38%, 1/20/22 - 12/20/35)	2,002,088	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at:
0.06%, dated 7/25/11 due 8/1/11 (Collateralized by U.S. Government Obligations valued at $3,060,036, 5.5%, 1/1/37)	$ 3,000,035	$ 3,000,000
0.07%, dated 7/26/11 due 8/2/11 (Collateralized by U.S. Government Obligations valued at $2,040,024, 2.24%, 4/1/35)	2,000,027	2,000,000
ING Financial Markets LLC at:
0.15%, dated:
5/18/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $1,021,751, 5% - 5.99%, 6/25/34 - 9/1/40)	1,000,383	1,000,000
5/24/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $1,024,435, 4.8% - 5.5%, 6/25/34 - 9/1/40)	1,000,383	1,000,000
0.19%, dated:
7/13/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $7,210,935, 0.44% - 6.5%, 9/25/21 - 5/25/41)	7,006,761	7,000,000
7/15/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $4,120,851, 0.49%, 12/15/34)	4,003,927	4,000,000
0.2%, dated 4/4/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $1,025,755, 4.8% - 5.99%, 6/25/34 - 9/1/40)	1,001,167	1,000,000
0.22%, dated:
2/7/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $4,126,388, 0.44% - 4%, 1/25/36 - 5/25/41)	4,004,449	4,000,000
2/11/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $1,022,117, 5.5% - 5.99%, 6/25/34 - 8/1/37)	1,001,100	1,000,000
Mizuho Securities USA, Inc. at 0.13%, dated 7/7/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $2,073,796, 3.45% - 4.55%, 1/1/21 - 3/20/41)	2,000,238	2,000,000
Morgan Stanley & Co., Inc. at 0.15%, dated 6/17/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $1,025,641, 3.5% - 6.5%, 2/1/26 - 10/1/47)	1,000,375	1,000,000
RBC Capital Markets Corp. at:
0.1%, dated 7/27/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $3,060,043, 5%, 7/1/41)	3,000,250	3,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Corp. at:
0.15%, dated 7/28/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $1,020,017, 4.56%, 3/1/16)	$ 1,000,142	$ 1,000,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $1,022,725, 4.5%, 6/1/41)	1,001,017	1,000,000
TOTAL REPURCHASE AGREEMENTS		232,223,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $611,991,048)		611,991,048
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,532,400)
NET ASSETS - 100%		$ 604,458,648
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $11,994,800, or 0.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$196,223,000 due 8/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 22,656,268
Bank of America NA	9,772,373
Barclays Capital, Inc.	25,270,452
Citibank NA	1,742,790
Citigroup Global Markets, Inc.	13,942,319
Credit Agricole Securities (USA), Inc.	6,971,159
Deutsche Bank Securities, Inc.	26,141,847
HSBC Securities (USA), Inc.	10,456,739
ING Financial Markets LLC	18,299,293
J.P. Morgan Securities, Inc.	3,485,580
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,760,579
Morgan Stanley & Co., Inc.	1,742,790
RBC Capital Markets Corp.	2,439,906
RBS Securities, Inc.	6,971,159
Societe Generale	13,942,319
UBS Securities LLC	11,153,855
Wells Fargo Securities LLC	18,473,572
$ 196,223,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2011, the cost of investment securities for income tax purposes was $611,991,048.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Money Market Fund

July 31, 2011

1.804826.107

SPM-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
8/5/11	0.18% (c)	$ 11,700	$ 11,700
Certificates of Deposit - 48.3%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
11/17/11 to 12/5/11	0.24 to 0.27	14,000	14,000
London Branch, Eurodollar, Foreign Banks - 13.7%
Australia & New Zealand Banking Group Ltd.
10/28/11 to 11/30/11	0.21 to 0.25	18,000	18,000
Commonwealth Bank of Australia
10/21/11 to 11/30/11	0.20 to 0.25	51,000	51,000
Credit Agricole SA
8/8/11 to 10/5/11	0.35 to 0.36	123,000	123,000
Credit Industriel et Commercial
9/2/11	0.35	40,000	40,000
HSBC Bank PLC
8/29/11 to 5/3/12	0.50 to 0.55	37,000	37,000
ING Bank NV
8/1/11 to 9/1/11	0.21 to 0.30	120,000	120,000
Lloyds TSB Bank PLC
9/9/11	0.22	46,000	46,000
National Australia Bank Ltd.
9/8/11 to 12/1/11	0.20 to 0.30	115,000	115,000
			550,000
New York Branch, Yankee Dollar, Foreign Banks - 34.3%
Bank of Montreal
9/1/11 to 8/6/12	0.19 to 0.50 (c)	102,000	102,000
Bank of Nova Scotia
12/23/11 to 8/10/12	0.28 to 0.33 (c)	68,000	68,000
Bank of Tokyo-Mitsubishi
8/9/11 to 8/30/11	0.20 to 0.40	177,000	177,001
BNP Paribas New York Branch
11/7/11	0.44	50,000	50,000
BNP Paribas SA
9/27/11 to 12/12/11	0.37 to 0.45 (c)	157,000	157,000

Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce New York Branch
10/4/11 to 7/20/12	0.28 to 0.30% (c)	$ 119,000	$ 119,000
Credit Suisse
9/2/11	0.25 (c)	28,000	28,000
Credit Suisse New York Branch
10/4/11 to 10/25/11	0.20 to 0.24	80,000	80,000
DnB NOR Bank ASA
8/4/11	0.24 (c)	14,000	14,000
Mizuho Corporate Bank Ltd.
8/3/11 to 8/4/11	0.18	42,000	42,000
Natexis Banques Populaires New York Branch
9/23/11	0.35	57,000	57,000
National Bank Canada
11/4/11 to 7/6/12	0.30 to 0.37 (c)	56,000	56,000
Nordea Bank Finland PLC
10/7/11 to 10/11/11	0.20	44,000	44,000
Rabobank Nederland New York Branch
9/12/11 to 6/8/12	0.20 to 0.50 (c)	129,000	129,000
Royal Bank of Canada
7/31/12	0.59 (c)	56,000	56,000
Royal Bank of Scotland NV
8/2/11 to 8/8/11	0.31 to 0.32	69,000	69,000
Societe Generale
8/1/11	0.29	40,000	40,000
Sumitomo Mitsui Banking Corp.
8/16/11 to 9/6/11	0.21	56,000	56,000
Svenska Handelsbanken
11/3/11	0.30	26,000	26,000
Toronto-Dominion Bank New York Branch
1/12/12	0.27 (c)	12,000	12,000
			1,382,001
TOTAL CERTIFICATES OF DEPOSIT			1,946,001
Commercial Paper - 16.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
ABN AMRO Funding USA LLC
10/5/11	0.25%	$ 29,000	$ 28,987
Anheuser-Busch InBev Worldwide, Inc.
8/5/11 to 8/22/11	0.22 to 0.25	6,000	6,000
Barclays Bank PLC/Barclays US CCP Funding LLC
8/15/11	0.32	7,000	6,999
BP Capital Markets PLC
9/8/11	0.27	15,000	14,996
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(c)	89,000	88,941
Comcast Corp.
8/1/11	0.38	20,000	20,000
Commerzbank U.S. Finance, Inc.
8/11/11	0.33	27,000	26,998
Commonwealth Bank of Australia
8/26/11 to 11/21/11	0.20 to 0.32 (c)	58,000	57,989
Credit Suisse New York Branch
8/2/11	0.20	37,000	37,000
DnB NOR Bank ASA
10/20/11 to 12/7/11	0.22 to 0.27	11,000	10,992
Duke Energy Corp.
9/9/11	0.34	6,000	5,998
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
8/22/11	0.20	9,000	8,999
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
8/18/11	0.21	28,000	27,997
Nordea North America, Inc.
10/18/11	0.21	23,000	22,990
Northern Pines Funding LLC
8/8/11	0.34 (c)	6,000	6,000
Rabobank USA Financial Corp.
1/12/12	0.32	13,000	12,981
Skandinaviska Enskilda Banken AB
9/6/11 to 10/7/11	0.21 to 0.30	50,000	49,981
Societe Generale North America, Inc.
9/1/11	0.28	19,000	18,995
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken, Inc.
10/28/11	0.22%	$ 40,000	$ 39,978
Swedbank AB
8/31/11	0.23	30,000	29,994
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	6,000	5,996
Total Capital Canada Ltd.
9/15/11 to 12/15/11	0.40 to 0.42	12,000	11,986
Verizon Communications, Inc.
9/12/11	0.39 (c)	20,000	20,000
Virginia Electric & Power Co.
8/3/11 to 8/17/11	0.31 to 0.35	17,500	17,498
Westpac Banking Corp.
9/12/11 to 9/23/11	0.28 to 0.45 (c)	69,500	69,494
TOTAL COMMERCIAL PAPER			647,789
Federal Agencies - 0.1%

Federal Home Loan Bank - 0.1%
9/15/11	0.14 (c)	3,000	3,000
U.S. Treasury Obligations - 4.9%

U.S. Treasury Bills - 0.7%
2/9/12	0.30 to 0.31	28,000	27,954
U.S. Treasury Notes - 4.2%
9/30/11 to 2/15/12	0.25 to 0.35	168,000	168,356
TOTAL U.S. TREASURY OBLIGATIONS			196,310
Medium-Term Notes - 7.8%

Commonwealth Bank of Australia
2/10/12	0.31 (b)(c)	14,000	14,000
Metropolitan Life Insurance Co.
10/27/11	0.58 (c)(f)	25,000	25,000
Medium-Term Notes - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada
7/31/12 to 8/15/12	0.30 to 0.65% (b)(c)	$ 143,000	$ 143,000
Westpac Banking Corp.
4/23/12 to 6/14/12	0.25 to 0.31 (b)(c)	133,000	133,000
TOTAL MEDIUM-TERM NOTES			315,000
Asset-Backed Securities - 1.2%

GE Equipment Small Ticket LLC
2/21/12	0.38 (b)	6,341	6,341
Santander Drive Auto Receivables Trust
5/15/12	0.31	43,600	43,600
TOTAL ASSET-BACKED SECURITIES			49,941
Municipal Securities - 3.2%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
8/5/11	0.05 (c)	5,430	5,430
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, LOC Bank of Nova Scotia New York Branch, VRDN
8/5/11	0.06 (c)(d)	9,545	9,545
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Belmont Proj.) Series 2005 F, LOC Fannie Mae, VRDN
8/5/11	0.17 (c)(d)	10,500	10,500
Connecticut Health & Edl. Facilities Auth. Rev. (Choate Rosemary Hall Proj.) Series D, LOC JPMorgan Chase Bank, VRDN
8/5/11	0.07 (c)	9,300	9,300
Denver City & County Arpt. Rev. Series 2009 C, LOC JPMorgan Chase Bank, VRDN
8/5/11	0.05 (c)	9,900	9,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, LOC Fannie Mae, VRDN
8/5/11	0.18 (c)(d)	12,190	12,190
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, CP mode
8/17/11	0.60 (d)	14,000	14,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York City Health & Hosp. Corp. Rev. Series 2008 C, LOC TD Banknorth, NA, VRDN
8/5/11	0.05% (c)	$ 6,100	$ 6,100
New York Hsg. Fin. Agcy. Rev. (Shore Hill Hsg. Proj.) Series 2008 A, LOC Freddie Mac, VRDN
8/5/11	0.05 (c)	10,200	10,200
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, LOC Bank of America NA, VRDN
8/5/11	0.06 (c)	7,905	7,905
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, LOC Bank of America NA, VRDN
8/5/11	0.06 (c)	10,500	10,500
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, LOC Wells Fargo Bank NA, VRDN
8/5/11	0.10 (c)	10,275	10,275
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, LOC Citibank NA, VRDN
8/5/11	0.07 (c)	12,800	12,800
TOTAL MUNICIPAL SECURITIES		128,645
Repurchase Agreements - 18.1%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 13,113	13,113
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $12,240,256, 5%, 7/1/41)	12,005	12,000
0.32%, dated 7/26/11 due 8/2/11 (Collateralized by Equity Securities valued at $9,720,543)	9,001	9,000
0.33%, dated:
7/28/11 due 8/4/11 (Collateralized by Equity Securities valued at $6,480,256)	6,000	6,000
7/29/11 due 8/5/11 (Collateralized by Equity Securities valued at $9,720,281)	9,001	9,000
0.4%, dated 7/8/11 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $5,252,470, 0.34% - 7.49%, 7/1/32 - 6/24/50)	5,002	5,000
0.45%, dated 7/29/11 due 8/5/11 (Collateralized by Equity Securities valued at $6,480,247)	6,002	6,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $20,168,023, 0.29% - 7.49%, 7/1/32 - 12/20/54)	$ 19,193	$ 19,000
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $20,139,900, 0.29% - 7.49%, 7/1/32 - 12/20/54)	19,192	19,000
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $13,066,104, 1.75% - 7.25%, 5/15/12 - 11/15/40)	12,121	12,000
Credit Suisse Securities (USA) LLC at:
0.24%, dated 7/29/11 due 8/1/11 (Collateralized by Equity Securities valued at $15,120,533)	14,000	14,000
0.3%, dated 7/14/11 due 8/5/11 (Collateralized by Equity Securities valued at $15,122,445)	14,003	14,000
0.34%, dated 7/14/11 due 8/5/11 (Collateralized by Equity Securities valued at $15,122,713)	14,012	14,000
0.65%, dated 7/31/11 due 8/7/11 (g)	13,010	13,000
Goldman Sachs & Co. at:
0.06%, dated 7/25/11 due 8/1/11 (Collateralized by U.S. Government Obligations valued at $19,380,227, 4% - 6.05%, 3/1/17 - 6/1/41)	19,000	19,000
0.07%, dated 7/26/11 due 8/2/11 (Collateralized by U.S. Government Obligations valued at $12,240,144, 4% - 4.5%, 5/1/26 - 8/1/41)	12,000	12,000
0.24%, dated 7/27/11 due 8/3/11 (Collateralized by U.S. Government Obligations valued at $10,201,161, 0%, 1/18/12)	10,000	10,000
ING Financial Markets LLC at:
0.15%, dated:
5/18/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $6,181,989, 5%, 11/25/23 - 10/25/38)	6,002	6,000
5/24/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $6,181,828, 0.98% - 7.5%, 4/1/23 - 8/1/34)	6,002	6,000
0.28%, dated 7/8/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $6,301,558, 3.6% - 7.88%, 4/15/14 - 10/1/36)	6,001	6,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 7/25/11 due 10/24/11 (Collateralized by Equity Securities valued at $16,305,509)	15,019	15,000
0.51%, dated 7/29/11 due 8/1/11 (Collateralized by Equity Securities valued at $83,696,845)	77,003	77,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Clearing Corp. at:
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $5,444,128)	$ 5,016	$ 5,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Corporate Obligations valued at $10,871,204, 4%, 1/10/14)	10,035	10,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $18,531,859)	17,061	17,000
J.P. Morgan Securities, Inc. at:
0.26%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations valued at $70,382,277, 4%, 4/1/20)	69,001	69,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $7,578,452, 0.17%, 9/25/35)	7,026	7,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.66%, dated 11/19/10 due 9/2/11 (Collateralized by Equity Securities valued at $11,880,656) (c)(e)	11,073	11,000
0.76%, dated 10/28/10 due 9/2/11 (Collateralized by Corporate Obligations valued at $38,882,463, 0.37% - 29.73%, 4/25/36 - 8/25/37) (c)(e)	36,277	36,000
1%, dated 1/5/11 due 9/2/11 (Collateralized by Corporate Obligations valued at $11,880,990, 0.97% - 7.34%, 4/15/12 - 7/25/33)	11,111	11,000
Mizuho Securities USA, Inc. at:
0.13%, dated 7/7/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $12,355,378, 3.45% - 5%, 4/1/40 - 2/20/41)	12,001	12,000
0.38%, dated:
7/8/11 due 8/5/11 (Collateralized by Equity Securities valued at $7,561,099)	7,002	7,000
7/14/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $7,351,569, 1.5% - 5.3%, 10/17/12 - 12/15/37)	7,002	7,000
7/29/11 due 8/5/11 (Collateralized by Equity Securities valued at $9,720,316)	9,003	9,000
0.65%, dated 3/1/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $2,106,548, 1.5% - 5.75%, 8/18/11 - 12/15/37)	2,007	2,000
RBC Capital Markets Co. at 0.39%, dated 7/27/11 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $2,172,059, 1.34%, 12/25/37)	2,001	2,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.1%, dated 7/27/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $17,340,241, 3.5% - 4.07%, 8/1/15 - 8/1/26)	$ 17,001	$ 17,000
0.15%, dated 7/28/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $7,140,120, 5.5%, 8/1/38)	7,001	7,000
0.17%, dated 7/28/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $4,080,461, 5.07%, 3/1/35)	4,002	4,000
RBS Securities, Inc. at:
0.55%, dated 7/20/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $16,204,797, 0.67% - 7.22%, 8/20/29 - 12/25/34)	15,007	15,000
0.69%, dated 8/5/10 due 8/5/11 (Collateralized by U.S. Treasury Obligations valued at $20,522,451, .57% - .89%, 6/25/33 - 10/25/37) (c)(e)	19,133	19,000
Royal Bank of Scotland PLC at 0.55%, dated 7/20/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $14,703,201, 3.2%, 5/10/43)	14,006	14,000
UBS Securities LLC at:
0.36%, dated 5/26/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $4,203,039, 9%, 6/20/38)	4,004	4,000
0.38%, dated:
6/14/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $6,483,284, 4.5% - 10%, 12/1/11 - 11/1/14)	6,006	6,000
7/7/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $5,269,098, 1.75% - 9%, 12/31/33 - 6/20/38)	5,005	5,000
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $6,136,423, 3.5% - 4.5%, 7/1/26 - 6/1/41)	6,006	6,000
0.22%, dated 7/29/11 due 8/1/11 (Collateralized by Corporate Obligations valued at $36,545,504, 3.5% - 5.63%, 3/1/16 - 12/25/20)	35,001	35,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.35%, dated 7/11/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $5,252,635, 0% - 8.38%, 1/23/12 - 2/18/15)	$ 5,004	$ 5,000
0.36%, dated 7/29/11 due 8/1/11 (Collateralized by Corporate Obligations valued at $75,602,269, 7% - 11.25%, 2/15/14 - 12/15/18)	70,002	70,000
TOTAL REPURCHASE AGREEMENTS		728,113
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,026,499)		4,026,499
NET OTHER ASSETS (LIABILITIES) - 0.0%		995
NET ASSETS - 100%		$ 4,027,494
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $385,282,000 or 9.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.58%, 10/1/11	3/26/02	$ 25,000

(g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,113,000 due 8/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 1,514
Bank of America NA	653
Barclays Capital, Inc.	1,689
Citibank NA	116
Citigroup Global Markets, Inc.	932
Credit Agricole Securities (USA), Inc.	466
Deutsche Bank Securities, Inc.	1,747
HSBC Securities (USA), Inc.	699
ING Financial Markets LLC	1,223
J.P. Morgan Securities, Inc.	233
Merrill Lynch, Pierce, Fenner & Smith, Inc.	184
Morgan Stanley & Co., Inc.	116
RBC Capital Markets Corp.	163
RBS Securities, Inc.	466
Societe Generale	932
UBS Securities LLC	745
Wells Fargo Securities LLC	1,235
$ 13,113
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2011, the cost of investment securities for income tax purposes was $4,026,499,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Treasury
Money Market Fund

July 31, 2011

1.804868.107

TMM-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 61.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 41.5%
8/25/11 to 10/13/11	0.01 to 0.06%	$ 2,337,826	$ 2,337,715
U.S. Treasury Notes - 19.9%
8/31/11 to 3/31/12	0.04 to 0.33	1,116,000	1,119,148
TOTAL INVESTMENT PORTFOLIO - 61.4% (Cost $3,456,863)	3,456,863
NET OTHER ASSETS (LIABILITIES) - 38.6%	2,168,729
NET ASSETS - 100%	$ 5,625,592
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2011, the cost of investment securities for income tax purposes was $3,456,863,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011